Accrued Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accrued Expenses [Line Items]
ACCRUED EXPENSES

5. ACCRUED EXPENSES

Accrued expenses consist of the following (in thousands):

	December 31,
	2020	2019
External research and development	$9,870	$—
Accrued professional services	723	116
Accrued consulting	334	424
Accrued compensation	120	524
Other	118	50
Total accrued expenses	$11,165	$1,114

EQRx, INC. [Member]
Accrued Expenses [Line Items]
ACCRUED EXPENSES

6. ACCRUED EXPENSES

Accrued expenses consist of the following (in thousands):

	June 30, 2021	December 31, 2020
External research and development	$8,261	$9,870
Accrued professional services	727	723
Accrued consulting	1,508	334
Accrued compensation	2,969	120
Other	—	118
Total accrued expenses	$13,465	$11,165